Right-of-use assets - Schedule of Right-of-Use Assets (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in right-of-use assets [abstract]
Right-of-use assets beginning balance	SFr 323.6	SFr 214.0
Lease modification	6.4	6.4
Additions	291.2	153.8
Disposals	(0.1)	(0.2)
Depreciation	(79.4)	(60.8)
Impairment	(1.7)
Exchange Difference	(45.9)	10.3
Right-of-use assets ending balance	494.1	323.6
Cost
Reconciliation of changes in right-of-use assets [abstract]
Right-of-use assets beginning balance	455.9	283.1
Right-of-use assets ending balance	692.0	455.9
Accumulated depreciation
Reconciliation of changes in right-of-use assets [abstract]
Right-of-use assets beginning balance	(132.3)	(69.1)
Right-of-use assets ending balance	(197.9)	(132.3)
Storage
Reconciliation of changes in right-of-use assets [abstract]
Right-of-use assets beginning balance	100.7	65.3
Lease modification	2.2	0.1
Additions	143.4	57.4
Disposals	0.0	0.0
Depreciation	(33.5)	(28.0)
Impairment	0.0
Exchange Difference	(26.1)	5.8
Right-of-use assets ending balance	186.7	100.7
Storage | Cost
Reconciliation of changes in right-of-use assets [abstract]
Right-of-use assets beginning balance	152.8	87.5
Right-of-use assets ending balance	265.0	152.8
Storage | Accumulated depreciation
Reconciliation of changes in right-of-use assets [abstract]
Right-of-use assets beginning balance	(52.1)	(22.1)
Right-of-use assets ending balance	(78.3)	(52.1)
Stores & showrooms
Reconciliation of changes in right-of-use assets [abstract]
Right-of-use assets beginning balance	119.4	55.1
Lease modification	2.6	4.4
Additions	137.8	76.2
Disposals	0.0	(0.2)
Depreciation	(30.9)	(19.3)
Impairment	(1.7)
Exchange Difference	(16.3)	3.1
Right-of-use assets ending balance	210.8	119.4
Stores & showrooms | Cost
Reconciliation of changes in right-of-use assets [abstract]
Right-of-use assets beginning balance	154.4	70.5
Right-of-use assets ending balance	272.3	154.4
Stores & showrooms | Accumulated depreciation
Reconciliation of changes in right-of-use assets [abstract]
Right-of-use assets beginning balance	(35.0)	(15.4)
Right-of-use assets ending balance	(61.5)	(35.0)
Offices
Reconciliation of changes in right-of-use assets [abstract]
Right-of-use assets beginning balance	101.1	90.8
Lease modification	1.6	1.9
Additions	9.2	18.7
Disposals	0.0	0.0
Depreciation	(13.4)	(11.6)
Impairment	0.0
Exchange Difference	(3.5)	1.3
Right-of-use assets ending balance	95.0	101.1
Offices | Cost
Reconciliation of changes in right-of-use assets [abstract]
Right-of-use assets beginning balance	139.1	116.9
Right-of-use assets ending balance	144.9	139.1
Offices | Accumulated depreciation
Reconciliation of changes in right-of-use assets [abstract]
Right-of-use assets beginning balance	(38.0)	(26.1)
Right-of-use assets ending balance	(49.9)	(38.0)
Cars
Reconciliation of changes in right-of-use assets [abstract]
Right-of-use assets beginning balance	2.5	2.8
Lease modification	0.1	0.0
Additions	0.8	1.4
Disposals	(0.1)	(0.1)
Depreciation	(1.6)	(1.8)
Impairment	0.0
Exchange Difference	(0.1)	0.0
Right-of-use assets ending balance	1.6	2.5
Cars | Cost
Reconciliation of changes in right-of-use assets [abstract]
Right-of-use assets beginning balance	9.6	8.1
Right-of-use assets ending balance	9.8	9.6
Cars | Accumulated depreciation
Reconciliation of changes in right-of-use assets [abstract]
Right-of-use assets beginning balance	(7.1)	(5.4)
Right-of-use assets ending balance	SFr (8.2)	SFr (7.1)